Summary of Significant Accounting Policies (Details) - Schedule of Plants, property and equipment are stated at cost less accumulated depreciation	6 Months Ended
Jun. 30, 2022
Building [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Plants, property and equipment are stated at cost less accumulated depreciation [Line Items]
Expected useful lives	30 years
Electronic equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Plants, property and equipment are stated at cost less accumulated depreciation [Line Items]
Expected useful lives	3 years
Furniture, fixtures and equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Plants, property and equipment are stated at cost less accumulated depreciation [Line Items]
Expected useful lives	3 years
Vehicle [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Plants, property and equipment are stated at cost less accumulated depreciation [Line Items]
Expected useful lives	3 years
Leasehold improvements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Plants, property and equipment are stated at cost less accumulated depreciation [Line Items]
Expected useful lives	The shorter of useful life and lease term